Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed
					Investment Based on:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation on	Compensation	Total	Total
	on Table Total	Actually	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	for PEO (1)	Paid to PEO (2)	Non-PEO NEOs (3)	Non-PEO NEOs (4)	Return (5)	Return (5)	Net Income	Net Income (6)
Year	($)	($)	($)	($)	(%)	(%)	($)	($)
2023	2,294,391	2,356,115	794,666	769,297	19.90	(3.35)	91,729,000	96,997,000
2022	1,702,083	2,006,937	693,748	802,770	22.84	(2.48)	67,405,000	71,814,000
2021	1,717,080	2,057,620	701,022	861,926	(4.93)	24.06	20,044,000	39,800,000
2020	1,330,313	981,528	562,218	397,204	(24.70)	(10.32)	27,825,000	30,800,000
(1)	PEO for 2020, 2021, 2022, and 2023 was James Eccher.

(2)	This column represents the “compensation actually paid” to our PEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

	PEO
	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table Total Compensation	2,294,391	1,702,083	1,717,080	1,330,313
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(862,809)	(501,517)	(463,986)	(288,110)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	924,533	806,371	804,526	(60,675)
Compensation Actually Paid	2,356,115	2,006,937	2,057,620	981,528

(3)	Non-PEO NEOs for 2020, 2021, 2022, and 2023 were Bradley Adams, Gary Collins, Donald Pilmer, and Richard Gartelmann.

(4)	This column represents the average “compensation actually paid” to our non-PEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-PEO NEOs) and adjusting that amount as follows:

	Non-PEO NEOs
	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table Total Compensation	794,666	693,748	701,022	562,218
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(215,659)	(171,857)	(163,566)	(108,958)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	190,291	280,879	324,470	(56,057)
Compensation Actually Paid	769,297	802,770	861,926	397,204

(5)	The Peer Group TSR disclosed in this table utilizes the KBW NASDAQ Bank Index (“KBW Bank Index”), which we also use in the stock performance chart required by Item 201(e) of Regulation S-K included in our Annual Report Form 10-K for the year ended December 31, 2023. The two columns assume $100 was invested for the period starting December 31, 2019 and through the end of the listed year in each of the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of pre-tax dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

(6)	Adjusted Net Income is a non-GAAP measure we use to compare periods by excluding material transactions that are not considered core to our business or may not reflect the effects of operations. We determined Adjusted Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. The Adjusted Net Income used for compensation differs from that disclosed in the Form 10-K. See our reconciliation to GAAP Net Income on page 50.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)	PEO for 2020, 2021, 2022, and 2023 was James Eccher.

(3)	Non-PEO NEOs for 2020, 2021, 2022, and 2023 were Bradley Adams, Gary Collins, Donald Pilmer, and Richard Gartelmann.

Peer Group Issuers, Footnote

(5)	The Peer Group TSR disclosed in this table utilizes the KBW NASDAQ Bank Index (“KBW Bank Index”), which we also use in the stock performance chart required by Item 201(e) of Regulation S-K included in our Annual Report Form 10-K for the year ended December 31, 2023. The two columns assume $100 was invested for the period starting December 31, 2019 and through the end of the listed year in each of the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of pre-tax dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 2,294,391	$ 1,702,083	$ 1,717,080	$ 1,330,313
PEO Actually Paid Compensation Amount	$ 2,356,115	2,006,937	2,057,620	981,528
Adjustment To PEO Compensation, Footnote

(2)	This column represents the “compensation actually paid” to our PEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

	PEO
	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table Total Compensation	2,294,391	1,702,083	1,717,080	1,330,313
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(862,809)	(501,517)	(463,986)	(288,110)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	924,533	806,371	804,526	(60,675)
Compensation Actually Paid	2,356,115	2,006,937	2,057,620	981,528

Non-PEO NEO Average Total Compensation Amount	$ 794,666	693,748	701,022	562,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 769,297	802,770	861,926	397,204
Adjustment to Non-PEO NEO Compensation Footnote

(4)	This column represents the average “compensation actually paid” to our non-PEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-PEO NEOs) and adjusting that amount as follows:

	Non-PEO NEOs
	2023	2022	2021	2020
	($)	($)	($)	($)
Summary Compensation Table Total Compensation	794,666	693,748	701,022	562,218
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(215,659)	(171,857)	(163,566)	(108,958)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	190,291	280,879	324,470	(56,057)
Compensation Actually Paid	769,297	802,770	861,926	397,204

Tabular List, Table

We consider the following to be the most important financial performance measures used to link compensation actually paid to our NEOs, for 2023, to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis above. The measures in this table are not ranked.

Performance Measures
Adjusted Net Income
Asset/Credit Quality
Adjusted Efficiency Ratio

Total Shareholder Return Amount	$ 19.90	22.84	(4.93)	(24.70)
Peer Group Total Shareholder Return Amount	(3.35)	(2.48)	24.06	(10.32)
Net Income (Loss)	$ 91,729,000	$ 67,405,000	$ 20,044,000	$ 27,825,000
Company Selected Measure Amount	96,997,000	71,814,000	39,800,000	30,800,000
PEO Name	James Eccher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description

(6)	Adjusted Net Income is a non-GAAP measure we use to compare periods by excluding material transactions that are not considered core to our business or may not reflect the effects of operations. We determined Adjusted Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. The Adjusted Net Income used for compensation differs from that disclosed in the Form 10-K. See our reconciliation to GAAP Net Income on page 50.

Measure:: 2
Pay vs Performance Disclosure
Name	Asset/Credit Quality
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
PEO | Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (862,809)	$ (501,517)	$ (463,986)	$ (288,110)
PEO | Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,533	806,371	804,526	(60,675)
Non-PEO NEO | Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,659)	(171,857)	(163,566)	(108,958)
Non-PEO NEO | Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 190,291	$ 280,879	$ 324,470	$ (56,057)